Share Capital (Schedule of Summary of Options and Warrants Outstanding) (Details)	12 Months Ended
	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	4,500,000			6,800,000
Option Exercisable	4,500,000
Exercise Price/Price Per Share | $	$ 0.15			$ 0.05
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	31,350,000	2,000,000	2,550,000	9,462,500
Exercise Price/Price Per Share | $	$ 0.1	$ 0.01	$ 0.03	$ 0.05
0.15 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	4,000,000
Option Exercisable	4,000,000
Exercise Price/Price Per Share | $	$ 0.15
Expiry Date	31 August 2018
0.15 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	500,000
Option Exercisable	500,000
Exercise Price/Price Per Share | $	$ 0.15
Expiry Date	17 October 2018
0.10 [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	10,350,000
Exercise Price/Price Per Share | $	$ 0.1
Expiry Date	31 August 2018
0.10 [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	14,000,000
Exercise Price/Price Per Share | $	$ 0.1
Expiry Date	31 August 2018
0.10 [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	1,000,000
Exercise Price/Price Per Share | $	$ 0.1
Expiry Date	8 September 2018
0.10 [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding/Number of Shares	6,000,000
Exercise Price/Price Per Share | $	$ 0.1
Expiry Date	29 November 2018